Other long term obligations Other long term obligations - Additional disclosures (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Lease Incentive, Payable [Roll Forward]
Balance, beginning of year	CAD 252	CAD 359
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	252	359	CAD 145	CAD 252
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	562	512
Accretion expense	55	50
Balance, end of year	CAD 617	562
Estimated undiscounted cash flows required to settle obligation			CAD 1,084	CAD 1,084
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation (percent)	9.42%
Deferred Gain on Sale Leaseback [Roll Forward]
Balance, beginning of year	CAD 371	0
Addition	512	371
Amortization of deferred gain on sale leaseback	(103)	0
Balance, end of year	CAD 780	CAD 371